Foreign currency translation reserve and Other reserves - Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	₨ 554,593		₨ 559,333	₨ 570,753
Translation difference related to foreign operations, net	4,121	$ 54	(656)	8,447
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to statement of income	(158)	(2)	0	0
Balance at the end of the year	658,673	8,682	554,593	559,333
Foreign currency translation reserve [member]
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	22,936		23,539	15,250
Translation difference related to foreign operations, net	4,072		(603)
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to statement of income	(158)
Balance at the end of the year	₨ 26,850	$ 354	₨ 22,936	₨ 23,539